MANAGED GOVERNMENT SECURITIES FUND

                         MANAGED FEDERAL SECURITIES FUND

                                MANAGED CASH FUND

                              MANAGED TAX-FREE FUND

--------------------------------------------------------------------------------








                                  ANNUAL REPORT
                                DECEMBER 31, 1995
--------------------------------------------------------------------------------

Board of Directors

DAVID S. LEE(1)                    Chairman of the Board; Managing Director,
                                   Scudder, Stevens & Clark, Inc.

EDGAR R. FIEDLER(1) (2) (3)        Vice President and Economic Counsellor, The
                                   Conference Board; formerly Assistant
                                   Secretary of the Treasury for Economic Policy

PETER B. FREEMAN(2) (3)            Corporate Director and Trustee

ROBERT W. LEAR(2) (3)              Executive-in-Residence and Visiting
                                   Professor, Columbia University Graduate
                                   School of Business; Director or Trustee,
                                   Various Organizations

DANIEL PIERCE(1)                   President; Chairman of the Board, Scudder,
                                   Stevens & Clark, Inc.

                                   (1)Member of Executive Committee
                                   (2)Member of Nominating Committee
                                   (3)Member of Audit Committee

--------------------------------------------------------------------------------

Officers

DAVID S. LEE                       Chairman of the Board

DANIEL PIERCE                      President

K. SUE COTE                        Vice President

JERARD K. HARTMAN                  Vice President

KATHRYN L. QUIRK                   Vice President

THOMAS W. JOSEPH                   Vice President and Assistant Secretary

THOMAS F. McDONOUGH                Vice President and Assistant Secretary

PAMELA A. McGRATH                  Vice President and Treasurer

IRENE McC. PELLICONI               Secretary

Dear Shareholder:
     Operated exclusively for institutions and their clients, Scudder Fund, Inc., which includes Managed Government Securities Fund, Managed Federal Securities Fund, Managed Cash Fund, and Managed Tax-Free Fund, provided competitive investment results in 1995. These four money market Funds seek to provide a high level of income while preserving capital and maintaining liquidity.
     All four Funds seek to maintain a net asset value of $1.00, and have done so since their inception (although this cannot be guaranteed). The Managed Federal Securities Fund seeks to maximize income exempt from state and local income taxes, while the Managed Tax-Free Fund seeks to provide income exempt from Federal income tax.
     Aggregate net assets were $568 million on December 31, 1995, compared to $573 million at the start of the year. A table showing dividend payments and other financial information for the twelve months ended December 31, 1995 is on page 16. This table also shows dividend payments and financial information for each Fund for the five years ended December 31 (except the Managed Federal Securities Fund, which commenced operations on July 17, 1991). In addition, please see the following pages for audited financial statements for the year ended December 31, 1995, as well as a list of each Fund's investments.
     If you have any questions concerning Scudder Fund, Inc., please call toll free (800) 854-8525 from any continental state.


                                                               /s/David S. Lee
                                                               David S. Lee
                                                               Chairman

MANAGED GOVERNMENT SECURITIES FUND
STATEMENT OF NET ASSETS
DECEMBER 31, 1995

                                                                   MATURITY     PRINCIPAL       VALUE
                                                                     DATE         AMOUNT      (NOTE 2a)
                                                                   --------     ---------     ---------
REPURCHASE AGREEMENTS -- 12.8%

Donaldson, Lufkin & Jenrette Securities Corp., dated
  12/29/95 at 5.85% (proceeds at maturity $6,400,157)
  collateralized by $3,891,000 U.S. Treasury Bond,
  12.5%, 8/15/14 (cost $6,396,000) (note 3)...................       1/2/96    $ 6,396,000    $ 6,396,000
                                                                                              -----------
U.S. AGENCY OBLIGATIONS -- 88.0%
Federal Farm Credit Bank Discount Note........................       2/6/96        950,000        944,727
Federal Farm Credit Bank Discount Note........................      3/11/96      5,000,000      4,946,528
Federal Home Loan Bank Discount Note..........................      1/18/96      6,000,000      5,984,020
Federal Home Loan Bank Discount Note..........................      1/26/96      2,600,000      2,589,943
Federal Home Loan Bank Discount Note..........................       2/5/96      2,000,000      1,989,189
Federal Home Loan Bank Discount Note..........................       2/9/96      4,550,000      4,522,742
Federal National Mortgage Assn. Discount Note.................      1/17/96      3,600,000      3,590,928
Federal National Mortgage Assn. Discount Note.................      2/21/96      3,500,000      3,472,581
Federal National Mortgage Assn. Discount Note.................      2/27/96      2,000,000      1,982,425
Federal National Mortgage Assn. Medium Term Note, 5.68%.......      3/14/96*     5,000,000      5,000,000
Tennessee Valley Authority Discount Note......................       1/3/96      2,000,000      1,999,381
Tennessee Valley Authority Discount Note......................      1/18/96      3,000,000      2,992,123
Tennessee Valley Authority Discount Note......................       2/2/96      4,000,000      3,980,338
                                                                                              -----------
TOTAL U.S. AGENCY OBLIGATIONS (cost $43,994,925)..........................................     43,994,925
                                                                                              -----------
TOTAL INVESTMENTS -- 100.8% (cost $50,390,925)**...........................................    50,390,925
                                                                                              -----------
OTHER ASSETS AND LIABILITIES -- (0.8%)

Cash......................................................................................          1,128
Interest receivable and other assets......................................................         62,546
Dividend payable..........................................................................       (236,751)
Payable for capital stock redeemed........................................................        (56,862)
Management fee payable (note 4)...........................................................         (6,163)
Accrued expenses (note 4).................................................................       (179,099)
                                                                                              -----------
                                                                                                 (415,201)
                                                                                              -----------
NET ASSETS -- 100.0%
Applicable to 49,975,724 shares of $.001 par value Capital Stock outstanding;
  3,000,000,000 shares authorized (note 7)................................................     $49,975,724
                                                                                               ===========
NET ASSET VALUE PER SHARE.................................................................     $      1.00
                                                                                               ===========

*   Date of next interest rate change.

**  Cost for federal income tax purposes.

See notes to financial statements.

MANAGED FEDERAL SECURITIES FUND
STATEMENT OF NET ASSETS
DECEMBER 31, 1995

                                                                   MATURITY     PRINCIPAL       VALUE
                                                                     DATE         AMOUNT      (NOTE 2a)
                                                                   --------     ---------     ---------
U.S. TREASURY OBLIGATIONS -- 100.7%
U.S. Treasury Bill............................................      1/25/96     $3,050,000    $3,039,122
U.S. Treasury Bill............................................       2/8/96      2,000,000     1,990,711
U.S. Treasury Bill............................................       3/7/96      1,700,000     1,685,040
U.S. Treasury Bill............................................      3/28/96      2,000,000     1,976,558
                                                                                              ----------
TOTAL U.S. TREASURY OBLIGATIONS (cost $8,691,431)**.......................................     8,691,431
                                                                                              ----------
OTHER ASSETS AND LIABILITIES -- (0.7%)
Cash......................................................................................        15,926
Other assets..............................................................................         4,895
Dividend payable..........................................................................       (32,948)
Accrued expenses (note 4).................................................................       (47,381)
                                                                                              ----------
                                                                                                 (59,508)
                                                                                              ----------
NET ASSETS -- 100.0%
Applicable to 8,631,923 shares of $.001 par value Capital Stock
  outstanding; 1,000,000,000 shares authorized (note 7)...................................    $8,631,923
                                                                                              ==========
NET ASSET VALUE PER SHARE.................................................................         $1.00
                                                                                                   =====

**  Cost for federal income tax purposes.

See notes to financial statements.

MANAGED CASH FUND
STATEMENT OF NET ASSETS
DECEMBER 31, 1995

                                        MATURITY        PRINCIPAL          VALUE
                                          DATE           AMOUNT          (NOTE 2a)
                                        --------        ---------       ----------
CERTIFICATES OF DEPOSIT -- 27.7%
Bank of Nova Scotia, 5.75%............  3/15/96         $10,000,000    $ 10,000,566
Bayerische Landesbank, 5.79%..........  1/24/96          10,000,000      10,000,063
Bayerische Vereinsbank, 5.78%.........  1/23/96           5,000,000       5,000,000
Credit Suisse Zurich (Yankee), 5.75%..  1/22/96          10,000,000      10,000,058
Harris Trust and Savings Bank, 5.6%...  2/12/96          15,000,000      15,000,000
Lloyds Bank (Yankee), 5.76%...........  4/10/96           7,000,000       7,000,189
National Bank of Detroit, 5.79%.......   1/5/96          19,000,000      19,000,041
Royal Bank of Canada, 5.735%..........  3/13/96          10,000,000      10,000,293
Societe Generale (Yankee), 5.75%......  2/28/96          10,000,000      10,000,000
Swiss Bank Corp., 5.67%...............  3/25/96           7,000,000       6,998,599
                                                                        ------------
TOTAL CERTIFICATES OF DEPOSIT
  (cost $102,999,809)..............................................     102,999,809
                                                                        -----------
COMMERCIAL PAPER--58.0%
AT&T Corp.............................   4/9/96          10,000,000       9,846,275
American Express Credit Corp..........   3/6/96           5,000,000       4,949,715
American Express Credit Corp..........  3/20/96          10,000,000       9,876,672
Associates Corp. of North America.....   2/5/96          10,000,000       9,944,681
Barclays U.S. Funding Corp............   1/8/96          10,000,000       9,988,936
BellSouth Telecommunications, Inc.....   2/9/96          10,000,000       9,938,900
Ciesco L.P............................  1/18/96          10,000,000       9,973,131
Corestates Bank Discount Note.........  3/18/96          10,000,000       9,879,794
Corporate Asset Funding Co. Inc.......  1/26/96           5,000,000       4,980,486
Corporate Asset Funding Co. Inc.......   2/1/96          10,000,000       9,951,519
Credit Agricole U.S.A.................  2/14/96          10,000,000       9,931,556
Deere Capital Corp....................  1/16/96           7,000,000       6,983,317
Deutsche Bank Financial Inc...........  4/10/96           7,000,000       6,891,111
General Electric Capital Corp.........  2/16/96          10,000,000       9,928,061
J.P. Morgan & Co. Inc.................  1/31/96          11,798,000      11,742,943
New Center Asset Trust................  1/19/96          10,000,000       9,971,450
Pitney Bowes Credit Corp..............  2/13/96          10,000,000       9,932,753
Prudential Funding Corp...............  1/24/96          10,000,000       9,963,711
Retailer Funding Corp.................  1/22/96          10,000,000       9,966,662
Rincon Securities Inc.
  (LOC Trust Co. of Georgia)..........  1/12/96          10,100,000      10,082,440
Transamerica Finance Corp.............  1/18/96          11,155,000      11,124,922
Weyerhaeuser Mortgage Co..............  1/24/96          10,000,000       9,964,222
Wisconsin Power & Light Co............   2/8/96          10,000,000       9,939,622
                                                                        -----------
TOTAL COMMERCIAL PAPER
  (cost $215,752,879)..............................................     215,752,879
                                                                        -----------

See notes to financial statements.

                                          MATURITY        PRINCIPAL         VALUE
                                            DATE           AMOUNT         (NOTE 2a)
                                          --------        ---------       ---------
REPURCHASE AGREEMENT--2.1%
Donaldson, Lufkin & Jenrette
  Securities Corp., dated 12/29/95
  at 5.85% (proceeds at maturity
  $7,750,034) collateralized by
  $5,087,000 U.S. Treasury Note,
  12.75%, 11/15/10 (cost $7,745,000).....  1/2/96         $ 7,745,000   $  7,745,000
                                                                        -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS--10.1%
Student Loan Marketing Association
  Variable Rate Note, 5.22%..............  1/2/96*         15,000,000     15,000,000
Student Loan Marketing Association
  Variable Rate Note, 5.24%..............  1/2/96*         22,400,000     22,393,954
                                                                        ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (cost $37,393,954)..................................................    37,393,954
                                                                        ------------
NOTES--2.8%
Adesa Funding Corp. (LOC Banc One),
  5.83%..................................  1/4/96*          2,846,000      2,846,000
General Electric Capital Corp., 7.625%... 1/10/97           2,000,000      2,043,700
MMR Funding I (LOC Bayerische
  Vereinsbank), 6%.......................  1/4/96*          5,500,000      5,500,000
                                                                        ------------
TOTAL NOTES (cost $10,389,000).......................................     10,389,700
                                                                        -----------
TOTAL INVESTMENTS--100.7%
  (cost $374,281,342)**..............................................    374,281,342
                                                                        ------------
OTHER ASSETS AND LIABILITIES--(0.7%)
Cash...........................................................              170,646
Receivable for capital stock sold..............................              345,432
Interest receivable and other assets...........................            1,296,531
Dividend payable...............................................           (1,719,668)
Payable for investments purchased..............................           (2,089,026)
Payable for capital stock redeemed.............................             (301,778)
Management fee payable (note 4)................................             (133,410)
Accrued expenses (note 4)......................................             (330,974)
                                                                        ------------
                                                                          (2,762,247)
                                                                        ------------
NET ASSETS--100.0%
Applicable to 371,681,175 shares of $.001 par value Capital
  Stock outstanding; 3,000,000,000 shares authorized
  (note 7).....................................................         $371,519,095
                                                                        ============
NET ASSET VALUE PER SHARE......................................         $1.00
                                                                        =====

 *Date of next interest rate change.

**Cost for federal income tax purposes.

ABBREVIATIONS USED IN THE STATEMENT:

LOC     Letter of Credit

See notes to financial statements.

MANAGED TAX-FREE FUND
STATEMENT OF NET ASSETS
DECEMBER 31, 1995

CREDIT                                                                                   PRINCIPAL         VALUE
RATING*   SHORT-TERM MUNICIPAL SECURITIES -- 100.0%                                       AMOUNT         (NOTE 2a)
-------                                                                                  ---------       ---------
          ARIZONA - 6.7%
A-1+      Maricopa County Public Service Palo Verde Project Series 1994-B VRDN,
                5.95%, 5/1/29.........................................................   $1,000,000     $ 1,000,000
VMIG-1    Pima County Industrial Development Authority Series 1985 SFE
                Technologies Project VRDN, 5.5%, 12/1/05..............................    2,300,000       2,300,000
A-1+      Salt River Agricultural Improvement District TECP, 3.75%, 2/16/96...........    2,006,000       2,006,000
A-1+      Salt River Agricultural Improvement District TECP, 3.75%, 2/22/96...........    1,000,000       1,000,000
A-1       Salt River Project Electric System Revenue Refunding Series 1992-A
                TOB, 5.05%, 1/1/09....................................................    3,000,000       3,000,000
                                                                                                        -----------
                      TOTAL ARIZONA...................................................                    9,306,000
                                                                                                        -----------
          ARKANSAS - 0.0%
VMIG-1    Jonesboro Industrial Revenue Bond Farr Co. Project VRDN, 5.6%, 12/1/01......        5,000           5,000
                                                                                                        -----------
          CALIFORNIA - 19.0%
SP-1+     California Community College Finance Authority Series B TRAN,
                5%, 8/30/96...........................................................    1,500,000       1,504,744
A-1       Corona Multi-Family Housing Revenue Series 1985-B VRDN,
                5.375%, 2/1/05........................................................    2,000,000       2,000,000
SS&C      Huntington Beach Multi-Family Housing Revenue River Meadows
                Apartments Series B VRDN, 5.225%, 10/1/05.............................    6,800,000       6,800,000
A-1       Lancaster Multi-Family Housing Revenue Series 1984-A
                VRDN, 5.375%, 11/1/04.................................................    3,000,000       3,000,000
MIG-1     Los Angeles County TRAN, 4.5%, 7/1/96.......................................    1,000,000       1,003,350
SP-1+     Los Angeles County Local Educational Agencies TRAN, 4.75%, 7/5/96...........    1,000,000       1,003,170
SS&C      San Macros Multi-Family Housing Revenue Household Bank Project
                Series 1985 VRDN, 5.375%, 6/1/05......................................    6,900,000       6,900,000
SP-1+     South Coast local Education Agencies TRAN, 5%, 8/14/96......................    1,000,000       1,002,953
MIG-1     State of California Revenue Anticipation Warrants Series C, 5.75%, 4/25/96..    3,000,000       3,017,395
                                                                                                        -----------
                      TOTAL CALIFORNIA................................................                   26,231,612
                                                                                                        -----------
          COLORADO - 6.3%
A-1+      Colorado Health Facilities Authority Composite Issue For Kaiser
                Permamente Series 1995-A VRDN, 5.2%, 8/1/15...........................    1,000,000       1,000,000
SP-1+     Colorado State Series A TRAN, 4.5%, 6/27/96.................................    1,500,000       1,505,969
VMIG-1    Colorado Student Loan Obligation Bond Authority Series 1990-C VRDN,
                5.35%, 3/1/00.........................................................    4,450,000       4,450,000
A-1       Regional Transportation District Special Passenger Fair Revenue Bond
                VRDN, 5.25%, 6/1/99...................................................    1,700,000       1,700,000
                                                                                                        -----------
                      TOTAL COLORADO..................................................                    8,655,969
                                                                                                        -----------
          DISTRICT OF COLUMBIA - 1.4%
VMIG-1    District of Columbia GO Refunding Bonds Series A-2 VRDN, 6%, 10/1/07........      300,000         300,000
VMIG-1    District of Columbia GO Refunding Bonds Series A-3 VRDN, 6%, 10/1/07........    1,100,000       1,100,000
VMIG-1    District of Columbia GO Refunding Bonds Series A-4 VRDN, 6%, 10/1/07........      600,000         600,000
                                                                                                        -----------
                      TOTAL DISTRICT OF COLUMBIA......................................                    2,000,000
                                                                                                        -----------

See notes to financial statements.

CREDIT                                                                                   PRINCIPAL         VALUE
RATING*                                                                                   AMOUNT         (NOTE 2a)
-------                                                                                  ---------       ---------
          FLORIDA - 7.6%
VMIG-1    Broward County Housing Finance Authority Welleby Apartments
             Project VRDN, 5.35%, 12/1/06.............................................   $1,000,000     $ 1,000,000
A-1+      Dade County Water and Sewer System Revenue Series 1994 VRDN
             FGIC Insured, 4.9%, 10/5/22..............................................    4,700,000       4,700,000
VMIG-1    Jacksonville Health Facilities Authority Baptist Medical Center VRDN,
             4.8%, 7/1/14.............................................................    4,825,000       4,825,000
                                                                                                        -----------
                      TOTAL FLORIDA...................................................                   10,525,000
                                                                                                        -----------
          GEORGIA - 4.6%
P-1       Hapeville Industrial Development Bond Hapeville Hotel VRDN,
             6%, 11/1/15..............................................................    3,100,000       3,100,000
VMIG-1    Savannah Downtown Development Authority Series 1985 VRDN,
             5.375%, 5/1/15...........................................................    1,000,000       1,000,000
A-1+      Turner County Industrial Development Revenue Coats & Clark Inc.
             Series 1984 VRDN MBIA Insured, 4%, 10/1/98...............................    2,200,000       2,200,000
                                                                                                        -----------
                      TOTAL GEORGIA...................................................                    6,300,000
                                                                                                        -----------
          ILLINOIS - 7.5%
A-1       Illinois Educational Facilities Authority University Pooled Finance
             Program VRDN FGIC Insured, 5.95%, 12/1/05................................    4,615,000       4,615,000
A-1+      Illinois Health Facilities Authority Rush-Presbyterian/St. Luke's
             Hospital Series 1989-A TECP, 3.85%, 2/9/96...............................    2,100,000       2,100,000
SS&C      Pekin Industrial Development Revenue Refunding Bond BOC Group
             Series 1992 VRDN, 5.15%, 9/1/12..........................................    2,600,000       2,600,000
MIG-1     State of Illinois Series 1995 RAN, 4.5, 6/10/96.............................    1,000,000       1,005,150
                                                                                                        -----------
                      TOTAL ILLINOIS...................................................                  10,320,150
                                                                                                        -----------
          IOWA - 1.1%
SP-1+     Iowa School Corporation Warrant Certificates Iowa School Cash
             Anticipation Program Capital Guaranty Insured VRDN, 4.75%,  6/28/96......    1,500,000       1,506,353
                                                                                                        -----------
          MAINE - 1.5%
SP-1+     State of Maine TAN, 4.5%, 6/28/96...........................................    2,000,000       2,007,077
                                                                                                        -----------
          MARYLAND - 2.2%
MIG-1     Ann Arundel County Baltimore Electric and Gas TECP, 3.6%, 3/8/96............    3,000,000       3,000,000
                                                                                                        -----------
          MASSACHUSETTS - 2.9%
P-1       Massachusetts Water Resources Authority Series 1994 TECP, 3.4%, 3/13/96.....    4,000,000       4,000,000
                                                                                                        -----------
          MISSOURI - 2.2%
A-1+      Missouri Environmental Improvement and Energy Resource
             Authority Union Electric OP, 4%, 6/1/96..................................    2,000,000       2,000,000
P-1       St. Louis Industrial Development Authority Kirkwood Project Series
             1985 VRDN, 5.12%, 12/1/15................................................    1,000,000       1,000,000
                                                                                                        -----------
                      TOTAL MISSOURI..................................................                    3,000,000
                                                                                                        -----------
          NEW HAMPSHIRE - 1.4%
A-1+      New Hampshire Business Finance Authority Connecticut Light & Power
             VRDN, 5%, 12/1/22........................................................    2,000,000       2,000,000
                                                                                                        -----------

See notes to financial statements.

CREDIT                                                                                   PRINCIPAL         VALUE
RATING*                                                                                   AMOUNT         (NOTE 2a)
-------                                                                                  ---------       ---------
          NEW MEXICO - 0.9%
SS&C      Belen Industrial Revenue Refunding Bond United Desiccants Project
             VRDN, 5.3%, 4/1/00.......................................................   $1,300,000     $ 1,300,000
                                                                                                        -----------
          NEW YORK - 4.3%
MIG-1     New York City RAN, 4.5%, 4/11/96............................................    5,000,000       5,008,343
SP-1      New York City RAN, 4.75%, 6/28/96...........................................    1,000,000       1,003,808
                                                                                                        -----------
                      TOTAL NEW YORK..................................................                    6,012,151
                                                                                                        -----------
          OHIO - 1.5%
VMIG-1    Hamilton Health Systems Franciscan Sisters of the Poor Health Systems
             Series A, VRDN, 5.95%, 3/1/17............................................      800,000         800,000
A-1+      Ohio State Air Quality Development Authority Revenue Cincinnati Gas
             & Electric VRDN, 5.9%, 9/1/30............................................    1,300,000       1,300,000
                                                                                                        -----------
                      TOTAL  OHIO.....................................................                    2,100,000
                                                                                                        -----------
          PENNSYLVANIA - 9.6%
VMIG-1    Commonwealth of Pennsylvania System of Higher Education Temple
             University Series 1984 VRDN, 5.9%, 10/1/09...............................      600,000         600,000
SP-1+     Commonwealth of Pennsylvania System of Higher Education Temple
             University Series 1995, 5%, 5/22/96......................................    3,000,000       3,007,808
VMIG-1    De Valley Regional Finance Authority Series 1985-A VRDN, 5.2%,  12/1/20.....    1,600,000       1,600,000
SS&C      Elk County Industrial Development Authority Stackpole Corporation
             Series 1989 VRDN, 4.01%, 3/1/04..........................................      750,000         750,000
A-1+      Emmaus General Authority Local Government Revenue Bond Pool Program,
             Series 1989-G VRDN, 5.05%, 3/1/24........................................    1,300,000       1,300,000
A-1       Emmaus General Authority Local Government Revenue Bond Pool Program,
             Series 1989-G5 VRDN, 5.15%, 3/1/24.......................................    2,000,000       2,000,000
A-1       Emmaus General Authority Local Government Revenue Bond Pool Program,
             Series 1989-G6 VRDN, 5.1%, 3/1/24........................................    1,900,000       1,900,000
A-1+      Montour County Geisinger Health Authority Series B VRDN, 5.9%, 7/1/22.......      100,000         100,000
MIG-1     Philadelphia School District TRAN, 4.5%, 6/28/96............................    2,000,000       2,005,187
                                                                                                        -----------
                      TOTAL PENNSYLVANIA..............................................                   13,262,995
                                                                                                        -----------
          TEXAS - 9.4%
A-1+      Austin Utility Systems Revenue TECP, 3.85%, 2/8/96..........................    3,000,000       3,000,000
P-1       Grapevine Industrial Development Corporation American Airlines
             Series B4 VRDN, 6%, 12/1/24..............................................      600,000         600,000
VMIG-1    Lone Star Airport Improvement Authority Series-B2 VRDN, 6%, 12/1/14.........    1,200,000       1,200,000
SS&C      Montgomery County Industrial Development Revenue Medical
             Manufacturing Partners Project Series 1987 VRDN, 5.1%, 8/1/17............    3,640,000       3,640,000
VMIG-1    North Central Texas Health Facilities Development Corp. Presbyterian
             Medical Center Series 1985-C VRDN MBIA Insured, 6%, 12/1/15..............      400,000         400,000
A-1+      Texas Water Development Board State Revolving Fund Series A
             VRDN, 6.1%, 3/1/15.......................................................    1,200,000       1,200,000
SP-1+     State of Texas TRAN, 4.75%, 8/30/96.........................................    3,000,000       3,013,563
                                                                                                        -----------
                      TOTAL TEXAS.....................................................                   13,053,563
                                                                                                        -----------

See notes to financial statements.

CREDIT                                                                                   PRINCIPAL         VALUE
RATING*                                                                                   AMOUNT         (NOTE 2a)
-------                                                                                  ---------       ---------
          UTAH - 4.2%
A-1       Salt Lake City Pooled Hospital Financing TECP, 3.75%, 2/12/96,..............   $1,380,000     $  1,380,000
A-1       Salt Lake City Pooled Hospital Financing TECP, 3.9%, 2/23/96,...............    1,800,000        1,800,000
VMIG-1    Utah Housing Finance Agency Single-Family Mortgage Series 1993-D
             VRDN, 5.05%, 7/1/16......................................................    2,700,000        2,700,000
                                                                                                        ------------
                      TOTAL UTAH......................................................                     5,880,000
                                                                                                        ------------
          VERMONT - 4.6%
SS&C      Vermont Industrial Development Authority Vermont Mount Snow
             Limited Series 1984 VRDN, 4.01%, 12/1/04.................................    3,835,000        3,835,000
VMIG-1    Vermont Student Assistance Corporation VRDN, 3.75%, 1/1/04..................    2,600,000        2,600,000
                                                                                                        ------------
                      TOTAL VERMONT...................................................                     6,435,000
                                                                                                        ------------
          WASHINGTON - 0.4%
VMIG-1    Washington Health Care Facilities Authority Fred Hutchinson Cancer
             Research Center Series A VRDN, 6%, 1/1/18................................      500,000          500,000
                                                                                                        ------------
          WYOMING - 0.7%
A-1       Lincoln County Pollution Control Revenue Pacificorp Project Series B-4
             VRDN AMBAC Insured, 6.1%, 11/1/24........................................    1,000,000        1,000,000
                                                                                                        ------------
          TOTAL INVESTMENTS - 100.0% (COST $138,400,870)**.........................................      138,400,870
                                                                                                        ------------
OTHER ASSETS AND LIABILITIES - (0.0)%
Receivable for Investments sold....................................................................        1,400,000
Receivable for capital stock sold..................................................................            8,651
Interest receivable and other assets...............................................................        1,240,919
Bank overdraft.....................................................................................         (966,915)
Dividend payable...................................................................................         (423,795)
Payable for investments purchased..................................................................       (1,022,900)
Payable for capital stock redeemed.................................................................           (1,276)
Management fee payable (note 4)....................................................................          (46,001)
Accrued expenses (note 4)..........................................................................         (197,504)
                                                                                                        ------------
                                                                                                              (8,821)
                                                                                                        ------------
NET ASSETS - 100.0%
Applicable to 138,392,049 shares of $.001 par value Capital Stock outstanding;
1,000,000,0shares authorized (note 7)..............................................................     $138,392,049
                                                                                                        ============
NET ASSET VALUE PER SHARE..........................................................................         $1.00
                                                                                                            =====


**  Cost for federal income tax purposes.

--------------------------------------------------------------------------------
See notes to financial statements.

* CREDIT RATINGS (UNAUDITED) SHOWN ARE EITHER BY MOODY'S INVESTORS SERVICE, INC., STANDARD & POOR'S CORPORATION OR SCUDDER, STEVENS & CLARK


           STANDARD &
MOODY'S    POOR'S

P-1        A-1/A-1+      Commercial paper of the highest quality.

MIG-1      SP-1/SP-1+    Short-term tax-exempt instrument of the best quality
                         with strong protection.

VMIG-1 Short-term tax-exempt variable rate demand instrument of the best quality with strong protection.


ABBREVIATIONS USED IN THE STATEMENT:

TECP       Tax Exempt Commercial Paper      VRDN       Variable Rate Demand Note

GO         General Obligation               SS&C       These securities are not rated by either Moody's or Standard & Poor's.
                                                       Scudder has determined that these securities are of comparable quality to
OP         Security with an "optional                  rated acceptable notes on a cash flow basis and are of appropriate credit for
           put" feature; date shown                    the standards required by the Fund's investment objective.
           represents the earliest date
           the security may be redeemed
           or the interest rate will
           be reset if the security is
           not redeemed

RAN        Revenue Anticipation Note        TOB        Tender Option Bond is a security with a periodic "put feature"

TAN        Tax Anticipation Note            TRAN       Tax Revenue Anticipation Note


See notes to financial statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1995

                                                 MANAGED         MANAGED
                                                GOVERNMENT       FEDERAL        MANAGED          MANAGED
                                                SECURITIES      SECURITIES       CASH           TAX-FREE
                                                  FUND            FUND           FUND             FUND
                                                ----------      ----------      -------         --------

INVESTMENT INCOME:
Interest Income ..............................  $4,058,977      $587,795        $22,772,894     $5,361,006
                                                ----------      --------        -----------     ----------
EXPENSES (note 2c):
Management fee (note 4) ......................     274,626        43,217          1,519,391        530,696
Shareholder services (notes 4 and 5) .........     159,248        31,407            677,169        296,831
Directors' fees and expenses (note 4) ........      13,785         8,761             22,079         21,062
Custodian and accounting fees (note 4) .......      52,809        34,818            104,318         88,778
Professional services ........................      51,367        13,853            150,402         71,952
Reports to shareholders ......................       6,113           889             33,463         11,151
Amortization of organization expenses
  (Note 2e) ..................................          --         2,379                 --             --
Registration fees ............................      15,573        10,898             29,390         15,576
Miscellaneous ................................      15,836         8,631             28,069         11,736
                                                ----------      --------        -----------     ----------
Total expenses before reductions .............     589,357       154,853          2,564,281      1,047,782
Expense reductions (note 4) ..................    (211,734)      (74,290)          (474,280)            --
                                                ----------      --------        -----------     ----------
   Expenses, net .............................     377,623        80,563          2,090,001      1,047,782
                                                ----------      --------        -----------     ----------
NET INVESTMENT INCOME AND INCREASE IN NET
   ASSETS FROM OPERATIONS ....................  $3,681,354      $507,232        $20,682,893     $4,313,224
                                                ==========      ========        ===========     ==========

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                                         MANAGED GOVERNMENT                           MANAGED FEDERAL
                                                           SECURITIES FUND                            SECURITIES FUND
                                                -------------------------------------           ----------------------------
                                                    1995                    1994                   1995            1994
                                                -------------           -------------           ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
  Net investment income and increase
    in net assets from operations ...........   $   3,681,354           $   2,722,387           $    507,232    $    415,899
  Dividends (notes 2b and 2d) ...............      (3,681,354)             (2,722,387)              (507,232)       (415,899)
                                                -------------           -------------           ------------    ------------
                                                           --                      --                     --              --
                                                -------------           -------------           ------------    ------------
CAPITAL STOCK TRANSACTIONS (note 7):
  Proceeds from sale of shares ..............     229,035,361             269,803,425             15,962,430      23,109,819
  Net asset value of shares issued in
    reinvestment of dividends ...............       2,961,712               2,043,089                443,321         332,762
                                                -------------           -------------           ------------    ------------
                                                  231,997,073             271,846,514             16,405,751      23,442,581
  Cost of shares redeemed ...................    (250,578,326)           (295,383,364)           (20,579,055)    (23,414,968)
                                                -------------           -------------           ------------    ------------
  Increase (decrease) in net assets
    from capital stock transactions .........     (18,581,253)            (23,536,850)            (4,173,304)         27,613
                                                -------------           -------------           ------------    ------------
Total increase (decrease) in net assets .....     (18,581,253)            (23,536,850)            (4,173,304)         27,613

NET ASSETS:

Beginning of period .........................      68,556,977              92,093,827             12,805,227      12,777,614
                                                -------------           -------------           ------------    ------------
End of period ...............................   $  49,975,724           $  68,556,977           $  8,631,923    $ 12,805,227
                                                =============           =============           ============    ============


See notes to financial statements.

         MANAGED CASH FUND                 MANAGED TAX-FREE FUND
-----------------------------------   -------------------------------
      1995               1994               1995            1994
----------------   ----------------   --------------   --------------
$    20,682,893    $    13,496,739    $   4,313,224    $   2,812,451
    (20,682,893)       (13,496,739)      (4,313,224)      (2,812,451)
---------------    ---------------    -------------    -------------
              --                 --               --               --
---------------    ---------------    -------------    -------------

  2,168,020,988      1,838,028,319      561,389,929      586,552,129

     11,385,987          6,568,961        2,171,918        1,385,261
---------------    ---------------    -------------    -------------
  2,179,406,975      1,844,597,280      563,561,847      587,937,390

 (2,174,994,810)    (1,801,334,141)    (549,766,530)    (570,047,516)
---------------    ---------------    -------------    -------------

      4,412,165         43,263,139       13,795,317       17,889,874
---------------    ---------------    -------------    -------------
      4,412,165         43,263,139       13,795,317       17,889,874



    367,106,930        323,843,791      124,596,732      106,706,858
---------------    ---------------    -------------    -------------
$   371,519,095    $   367,106,930    $ 138,392,049    $ 124,596,732
===============    ===============    =============    =============

See notes to financial statements.

FINANCIAL HIGHLIGHTS

THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS.

                                                                                            RATIO OF       RATIO OF NET
                           NET ASSET                             NET ASSET                 OPERATING        INVESTMENT    NET ASSETS
                           VALUE, AT      NET                    VALUE, AT                  EXPENSES          INCOME        END OF
                           BEGINNING   INVESTMENT   DIVIDENDS       END         TOTAL      TO AVERAGE       TO AVERAGE      PERIOD
     PERIOD                OF PERIOD     INCOME        PAID      OF PERIOD      RETURN   NET ASSETS (a)     NET ASSETS    (MILLIONS)
------------------------   ---------   ----------   ---------    ---------      ------   --------------     -----------   ----------
MANAGED GOVERNMENT
  SECURITIES FUND

  Year ended 12/31/95 ..       $1.00      $.054       $(.054)       $1.00       5.49%*        0.55%             5.36%         $ 50
  Year ended 12/31/94 ..        1.00       .037        (.037)        1.00       3.75*         0.55              3.61            69
  Year ended 12/31/93 ..        1.00       .026        (.026)        1.00       2.68*         0.55              2.65            92
  Year ended 12/31/92 ..        1.00       .035        (.035)        1.00       3.51*         0.55              3.39           151
  Year ended 12/31/91 ..        1.00       .056        (.056)        1.00       5.65*         0.55              5.54            87

MANAGED FEDERAL
  SECURITIES FUND

  Year ended 12/31/95 ..        1.00       .047        (.047)        1.00       4.80*         0.75              4.69             9
  Year ended 12/31/94 ..        1.00       .032        (.032)        1.00       3.24*         0.69              3.19            13
  Year ended 12/31/93 ..        1.00       .024        (.024)        1.00       2.45*         0.52              2.43            13
  Year ended 12/31/92 ..        1.00       .030        (.030)        1.00       3.02*         0.53              3.00            12
  7/17/91(c) to 12/31/91        1.00       .021        (.021)        1.00       4.80(b)*      0.52(b)           4.67(b)         14

MANAGED CASH FUND

  Year ended 12/31/95 ..        1.00       .054        (.054)        1.00       5.57*         0.55              5.45           372
  Year ended 12/31/94 ..        1.00       .038        (.038)        1.00       3.86*         0.55              3.84           367
  Year ended 12/31/93 ..        1.00       .028        (.028)        1.00       2.81*         0.55              2.78           324
  Year ended 12/31/92 ..        1.00       .037        (.037)        1.00       3.74*         0.55              3.76           305
  Year ended 12/31/91 ..        1.00       .059        (.059)        1.00       6.07*         0.55              5.93           347

MANAGED TAX-FREE FUND

  Year ended 12/31/95 ..        1.00       .032        (.032)        1.00       3.30          0.79              3.25           138
  Year ended 12/31/94 ..        1.00       .023        (.023)        1.00       2.29          0.77              2.26           125
  Year ended 12/31/93 ..        1.00       .018        (.018)        1.00       1.85          0.78              1.83           107
  Year ended 12/31/92 ..        1.00       .025        (.025)        1.00       2.56          0.77              2.54            91
  Year ended 12/31/91 ..        1.00       .042        (.042)        1.00       4.20          0.75              4.14           107


(a) The annualized operating expense ratio including expenses reimbursed, management fee and other expenses not imposed would have been, for the Managed Government Securities Fund, Managed Federal Securities Fund and Managed Cash Fund, 0.86%, 1.43% and 0.68%, for the year ended December 31, 1995, respectively; 0.84%, 1.22% and 0.68%, for the year ended December 31, 1994, respectively; 0.77%, 1.14% and 0.66%, for the year ended December 31, 1993, respectively; 0.76%, 1.07% and 0.64%, for the year ended December 31, 1992, respectively; 0.80%, 0.92% and 0.64%, for the year ended December 31, 1991.

(b)   Annualized

(c)   Date commenced operations.

* Total returns are higher, for the periods indicated, due to the maintenance of the Fund's expenses.

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

        Scudder Fund, Inc. (the "Company") is an open-end diversified management investment company which currently includes four active money market investment portfolios: Managed Government Securities Fund, Managed Federal Securities Fund, Managed Cash Fund, and Managed Tax-Free Fund (collectively, the "Funds").

2.  SIGNIFICANT ACCOUNTING POLICIES

        Significant accounting policies followed by the Company are:

        (a) Security Valuation-Each of the Funds values its investments using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market.

        (b) Federal Income Taxes-The Company's policy is to qualify each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all taxable and tax-exempt income, including any realized net capital gains, to shareholders. Therefore, no Federal income tax provision is required.

        (c) Allocation of Expenses-Expenses not directly chargeable to a specific Fund are allocated primarily on the basis of relative net assets of the Company.

        (d) Dividends-Dividends from net investment income are declared each business day to shareholders of record that day for payment on the first business day of the following month.

        (e) Organization Costs-Costs incurred by the Fund in connection with its organization and initial registration of shares have been deferred and are being amortized on a straight-line basis over a five-year period.

        (f) Other-Investment transactions are recorded on trade dates. Interest income, including the accretion or amortization of discount or premium, is recorded on the accrual basis. Discounts or premiums on securities purchased are accreted or amortized, respectively, on a straight line basis over the life of the respective securities. Distributions to shareholders are recorded on the ex-dividend dates.

        The Managed Cash Fund must have at least 25% of its investment portfolio invested in bankers' acceptances, certificates of deposits, commercial paper, fixed time deposits or other obligations of domestic and foreign banks.

3.  REPURCHASE AGREEMENTS

        It is the Company's policy to obtain possession, through its custodian, of the securities underlying each repurchase agreement to which it is a party, either through physical delivery or book entry transfer in the Federal Reserve System or Participants Trust Company. Payment by the Company in respect of a repurchase agreement is authorized only when proper delivery of the underlying securities is made to the Company's custodian. The Company's investment manager values such underlying securities each business day using quotations obtained from a reputable, independent source. If the Company's investment manager determines that the value of such underlying securities (including accrued interest thereon) does not at least equal the value of each repurchase agreement (including accrued interest thereon) to which such securities are subject, it will ask for additional securities to be delivered to the Company's custodian. In connection with each repurchase agreement transaction, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Company may be delayed or limited.

4.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

        The Company retains Scudder, Stevens & Clark, Inc. ("Scudder") as investment manager for the Funds, pursuant to investment advisory agreements between Scudder and the Company on behalf of each such Fund, for a management fee payable each month, based upon the average daily value of each Fund's net assets, at annual rates of 0.40% on the first $1.5 billion and 0.35% on any amount in excess thereof. Scudder has agreed not to impose a portion of its management fee until October 31, 1996, to the extent necessary so that expenses of each of the Managed Government Securities Fund, Managed Federal Securities Fund, and the Managed Cash Fund do not exceed 0.55%, 0.75%, and 0.55%, respectively, of the average daily net assets of each Fund. Further, due to the limitation of such Agreement, the Adviser's reimbursement payable for the year ended December 31, 1995 amounted to $3,623 for the Managed Federal Securities Fund.

        For the year ended December 31, 1995, Scudder did not impose fees amounting to $211,734, $43,217 and $474,280 on the Managed Government Securities Fund, the Managed Federal Securities Fund and the Managed Cash Fund, respectively.

        Under certain state regulations, if the total expenses of any of the Funds, exclusive of taxes, interest, and extraordinary expenses exceed certain limitations, the Company's investment adviser is required to reimburse the Fund for such excess up to the amount of management fees.

        Scudder Service Corporation ("SSC"), a subsidiary of Scudder, is the Company's shareholder service, transfer and dividend disbursing agent. For the year ended December 31, 1995, the amount charged to the Company by SSC aggregated $22,056 for the Managed Government Securities Fund, $7,892 for the Managed Federal Securities Fund, $97,011 for the Managed Cash Fund, and $28,213 for the Managed Tax-Free Fund, of which $2,037, $2,037, $5,663, and $2,037 respectively, remain unpaid at December 31, 1995.

        Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of Scudder, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records for the Funds. For the year ended December 31, 1995, the amount charged to the Funds by SFAC aggregated $30,000 for the Managed Government Securities Fund, $2,550 for the Managed Federal Securities Fund, $49,471 for the Managed Cash Fund, and $36,144 for the Managed Tax-Free Fund, of which $2,500, $175, $4,027, and $3,164, respectively, remain unpaid at December 31, 1995. For the year ended December 31, 1995 for the Federal Portfolio, SFAC did not impose fees amounting to $27,450.

        The Company has a compensation arrangement under which payment of directors' fees may be deferred. Interest is accrued (based on the rate of return earned on the 90 day Treasury Bill as determined at the beginning of each calendar quarter) on the deferred balances and is included in "Directors' fees and expenses." The accumulated balance of deferred directors' fees and interest thereon relating to the Funds constituting the Company aggregated $444,665, an applicable portion of which is included in accrued expenses of each such Fund.

5.  SHAREHOLDER SERVICES

        Each of the Funds has special arrangements with certain banks, institutions and other persons under which they receive compensation from the Funds and Scudder for performing shareholder servicing functions for their customers who own shares in the Funds from time to time. For the year ended December 31, 1995, payments by the Funds pursuant to these arrangements aggregated $131,765 for the Managed Government Securities Fund, $23,678 for the Managed Federal Securities Fund, $552,643 for the Managed Cash Fund and $263,795 for the Managed Tax-Free Fund.

6.  SHAREHOLDER SERVICE, ADMINISTRATION AND DISTRIBUTION PLAN

        The Company has a Shareholder Service, Administration and Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 under which participating organizations which enter into agreements with the Company and Scudder may receive a fee of up to 0.25% on an annual basis from each fund of the Company and Scudder. Such fee is calculated on the average daily net assets of the Company for which such participating organizations are responsible. No payments have been made by the Company for shareholder service, administration and distribution assistance under this plan other than as indicated in Note 5 above.

7.  CAPITAL STOCK

        At December 31, 1995, the Company had 10,000,000,000 shares of $.001 par value Capital Stock authorized, of which 3,000,000,000 shares each have been designated for the Managed Government Securities Fund and Managed Cash Fund and 1,000,000,000 shares each have been designated for the Managed Federal Securities Fund and Managed Tax-Free Fund. Net paid in capital in excess of par value was $49,925,748, for the Managed Government Securities Fund, $8,623,291 for the Managed Federal Securities Fund, $371,147,576 for the Managed Cash Fund and $138,253,657 for the Managed Tax-Free Fund.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of SCUDDER FUND, INC.

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Managed Government Securities Fund, Managed Federal Securities Fund, Managed Cash Fund, and Managed Tax-Free Fund (each a separate portfolio of Scudder Fund, Inc., hereafter referred to as the "Fund") at December 31, 1995, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended (except for the Managed Federal Securities Fund which commenced operations on July 17, 1991), in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
February 12, 1996


FEDERAL TAX STATUS OF 1995 DIVIDENDS

        The total amount of dividends declared in 1995 by each of the Federal Portfolio, Government Portfolio and Cash Portfolio of Scudder Institutional Fund, Inc. is taxable as ordinary dividend income for Federal income tax purposes. None of this amount qualifies for the dividends received deduction available to corporations.

        All of the dividends from the Tax-Free Portfolio declared in 1995 are exempt from Federal income tax. However, in accordance with the Internal Revenue Code, you are required to report them on your 1995 Federal income tax return.

        Although dividend income from the Tax-Free Portfolio is exempt from Federal taxation, it may not be exempt from state or local taxation. You should consult your tax advisor as to the state and local tax status of the dividends you received.

                      (This page intentionally left blank.)

                      (This page intentionally left blank.)

                      (This page intentionally left blank.)

     Managed Government Securities Fund

       Managed Federal Securities Fund

             Managed Cash Fund

          Managed Tax-Free Fund

345 Park Avenue, New York, New York 10154
              (800) 854-8525

Investment Manager
Scudder, Stevens & Clark, Inc.
345 Park Avenue
New York, New York 10154

Distributor
Scudder Investor Services, Inc.
Two International Place
Boston, Massachusetts 02110

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

Fund Accounting Agent
Scudder Fund Accounting Corporation
Two International Place
Boston, Massachusetts 02110

Transfer Agent and
Dividend Disbursing Agent
Scudder Service Corporation
P.O. Box 9242
Boston, Massachusetts 02205

Legal Counsel
Sullivan & Cromwell
New York, New York

     --------------

The Funds are neither insured nor guaranteed by the U.S. Government. Each Fund intends to maintain a net asset value per share of $1.00 but there is no assurance that it will be able to do so.

This report is for the information of the shareholders. Its use in connection with any offering of the Company's shares is authorized only in case of a concurrent or prior delivery of the Company's current prospectus.


        MANAGED GOVERNMENT SECURITIES FUND

          MANAGED FEDERAL SECURITIES FUND

                 MANAGED CASH FUND

               MANAGED TAX-FREE FUND

                   ANNUAL REPORT

                 DECEMBER 31, 1995